Annual Total Returns (Balanced Portfolio - Investor Shares Annuity) (Balanced Portfolio, Balanced Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2012
Balanced Portfolio | Balanced Portfolio - Investor Shares
Annual Total Return
2012	12.56%
2011	3.70%
2010	11.02%
2009	22.90%
2008	(22.57%)
2007	8.36%
2006	14.96%
2005	6.83%
2004	11.29%
2003	20.45%